Leasing - Contractual flows of lease liability and costs (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Discounting effect	kr (1)	kr (2)
Lease liabilities	98	125	kr 147
Cash outflow	40	36
Within 1 year
Leases
Undiscounted lease payments	28	28
Between 1 and 5 years
Leases
Undiscounted lease payments	kr 71	kr 99